Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Revenues from External Customers
Revenues	$ 102,456	¥ 635,122	¥ 572,857	¥ 526,123
Cord blood processing fees
Revenues from External Customers
Revenues	69,086	428,261	403,058	394,641
Cord blood storage fees
Revenues from External Customers
Revenues	32,884	203,847	166,649	129,455
Other
Revenues from External Customers
Revenues	$ 486	¥ 3,014	¥ 3,150	¥ 2,027